PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of changes in property, plant and equipment
The following table outlines the changes to property, plant and equipment during the year ended December 31, 2020:

	Land	Buildings	Manufacturing equipment	Computer equipment and software	Furniture, office equipment and other	Construction in progress	Total
	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2019	12,192	193,831	755,613	44,724	5,294	14,411	1,026,065
Additions – right-of-use assets	—	2,284	974	—	806	—	4,064
Additions – separately acquired	—	—	—	—	—	45,464	45,464
Assets placed into service	—	2,528	18,054	1,493	289	(22,364)	—
Disposals	—	(54)	(1,902)	(7)	(541)	(86)	(2,590)
Foreign exchange and other	(79)	1,605	3,216	247	217	(98)	5,108
Balance as of December 31, 2020	12,113	200,334	776,611	46,467	6,180	37,327	1,079,032
Accumulated depreciation and impairments
Balance as of December 31, 2019	609	81,055	486,127	39,453	3,510	—	610,754
Depreciation (1)	—	11,314	35,745	2,211	1,146	—	50,416
Impairments	—	—	127	—	—	86	213
Disposals	—	(54)	(845)	(7)	(531)	(86)	(1,523)
Foreign exchange and other		515	3,034	217	192	—	3,958
Balance as of December 31, 2020	609	92,830	524,188	41,874	4,317	—	663,818
Net carrying amount as of December 31, 2020	11,504	107,504	252,423	4,593	1,863	37,327	415,214
The following table outlines the changes to property, plant and equipment during the year ended December 31, 2021:

	Land	Buildings	Manufacturing equipment	Computer equipment and software	Furniture, office equipment and other	Construction in progress	Total
	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2020	12,113	200,334	776,611	46,467	6,180	37,327	1,079,032
Additions – right-of-use assets	—	7,977	1,782	—	519	—	10,278
Additions – separately acquired	—	—	—	—	—	88,532	88,532
Additions through business acquisitions	—	309	1,290	—	58	—	1,657
Assets placed into service	—	4,549	44,180	1,517	128	(50,374)	—
Disposals	—	(3,195)	(25,425)	(1,118)	(633)	(513)	(30,884)
Foreign exchange and other	(187)	(827)	(5,215)	—	(136)	665	(5,700)
Balance as of December 31, 2021	11,926	209,147	793,223	46,866	6,116	75,637	1,142,915
Accumulated depreciation and impairments
Balance as of December 31, 2020	609	92,830	524,188	41,874	4,317	—	663,818
Depreciation (1)	—	12,319	36,298	2,247	1,122	—	51,986
Impairments	—	72	219	—	—	513	804
Disposals	—	(3,195)	(25,033)	(1,118)	(619)	(513)	(30,478)
Foreign exchange and other	—	(413)	(2,046)	(9)	(103)	—	(2,571)
Balance as of December 31, 2021	609	101,613	533,626	42,994	4,717	—	683,559
Net carrying amount as of December 31, 2021	11,317	107,534	259,597	3,872	1,399	75,637	459,356
(1) The difference between the depreciation additions presented above and depreciation expense included in the Company’s consolidated earnings is the amortization of government grants recognized in deferred income for the purchase and construction of plant and equipment in the amount of $0.1 million and $0.2 million as of December 31, 2021 and 2020, respectively. When the assets are placed into service, the deferred income is recognized as a credit to depreciation expense through cost of sales on a systematic basis over the related assets’ useful lives. Refer to Note 14 for additional information on the Company's forgivable government loans.
Schedule of supplemental information regarding property, plant and equipment
Supplemental information regarding property, plant and equipment is as follows for the years ended:

	December 31, 2021	December 31, 2020
Interest capitalized to property, plant and equipment	$1,277	$458
Weighted average capitalization rates	4.14%	4.94%
Additional information on the carrying amount of the right-of-use assets by class of assets and related depreciation expense is as follows as of and for the years ended:

	Buildings	Manufacturing equipment	Furniture, office equipment and other	Total
	$	$	$	$
December 31, 2021:
Carrying amount	34,586	14,264	716	49,566
Depreciation expense	6,316	3,270	852	10,438
December 31, 2020:
Carrying amount	32,795	15,916	917	49,628
Depreciation expense	5,923	3,230	746	9,899